Convergence Long/Short Equity Fund
Convergence Long/Short Equity Fund
Investment Objective
The investment objective of the Convergence Long/Short Equity Fund (the “Fund”) is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | Convergence Long/Short Equity Fund | Convergence Long/Short Equity Fund - Institutional Class	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Convergence Long/Short Equity Fund Convergence Long/Short Equity Fund - Institutional Class
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.93%	[1]
Component2 Other Expenses	0.27%
Net Expenses (as a percentage of Assets)	2.20%	[2]
[1]	“Dividends and Interest on Short Positions” reflect interest expense and dividends paid on borrowed securities. Interest expenses result from the Fund’s use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. These expenses are required to be treated as a Fund expense for accounting purposes and will vary from year to year based on the Fund’s investments in short sale transactions.
[2]	Excluding Dividends and Interest on Short Positions, Total Annual Fund Operating Expenses are 1.27%.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Convergence Long/Short Equity Fund | Convergence Long/Short Equity Fund - Institutional Class | USD ($)	223	688	1,180	2,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193.55% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in long and short positions in equity securities of domestic companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund generally considers companies with medium and large market capitalizations to be those companies that comprise the upper half of the Russell 3000® Total Return Index. As of March 31, 2019, the market capitalization range of the upper half of the Russell 3000® Total Return Index was between $1.3 billion and $904.9 billion. The Fund will hold long (purchase) securities that Convergence Investment Partners, LLC (the “Adviser”) believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 50% to 100%. Under normal market conditions, the Fund’s long positions may range from approximately 90% to 150% and its short positions may range from approximately 20% to 70%.

In making investment decisions for the Fund, the Adviser utilizes a proprietary stock ranking process. This stock ranking process is based on the philosophy that fundamentally sound companies are rewarded while fundamentally inferior companies are punished. Additionally, this process was designed to capture the best attributes of both quantitative and fundamental methods. Unlike traditional fundamental stock picking, quantitative management allows for broader coverage and increased data utilization. The Adviser seeks to maximize return while minimizing the risk assumed by the Fund through a stock ranking process that measures what market participants are rewarding or punishing. The Adviser systematically measures both current factor exposures for company stocks and the market’s factor preferences and tilts the portfolio towards stocks that are ranked highly from a fundamental perspective. The factors which the Adviser employs include valuation, growth, momentum and quality. The Adviser’s buy and sell decisions are primarily driven by this investment process. The Fund targets a monthly rebalance during which all holdings are reviewed using the stock ranking process. As a result of this monthly rebalance, the Fund may have a high portfolio turnover rate.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

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Management Risk. Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Medium-Capitalization Company Risk. Medium-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

•
Short Sales Risk. The value of a security sold short may increase prior to the scheduled delivery date, and because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

•
High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many mutual funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

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Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.investcip.com or by calling the Fund toll-free at 877-677-9414.

Calendar Year Returns as of December 31

The Fund’s calendar year return as of March 31, 2019 was 3.78%. During the period shown in the bar chart, the best performance for a quarter was 15.83% (for the quarter ended March 31, 2012). The worst performance was -17.20% (for the quarter ended September 30, 2011).

Average Annual Total Returns (Periods Ended December 31, 2018)
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Average Annual Total Returns - Convergence Long/Short Equity Fund - Convergence Long/Short Equity Fund - Institutional Class	Label	1 Year	5 Years	Since Inception	Inception Date
Before Taxes	Institutional Class Shares Return Before Taxes	(1.92%)	7.54%	12.38%	Dec. 29, 2009
After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	(3.05%)	5.58%	10.73%
After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.37%)	5.51%	9.79%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)	(5.24%)	7.91%	11.48%	Dec. 29, 2009